SHORT-TERM AND LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Short-term And Long-term Investments Narrative Details
Marketable securities	$ 196,771	$ 129,013